Other non-current liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Payables	$ 0	$ 1,788	$ 964
Deferred tax liabilities	264	258	138
License and development services agreement	0	404	2,706
Deferred revenue	0	0	0
Contract liabilities	$ 0	$ 404	$ 2,706